Stockholder's Equity, Preferred Stock and Common Stock (Details)			8 Months Ended
	May 20, 2020 shares	Feb. 12, 2020 $ / shares shares	Sep. 30, 2020 $ / shares shares
Stockholders' Equity [Abstract]
Preferred stock, shares authorized (in shares)		1,000,000	1,000,000
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Preferred stock, shares issued (in shares)		0	0
Preferred stock, shares outstanding (in shares)		0	0
Stock conversion basis at time of business combination		1	1
Stock conversion percentage threshold		20.00%	20.00%
Class A Common Stock [Member]
Stockholders' Equity [Abstract]
Common stock, shares authorized (in shares)		200,000,000	200,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Voting right per share		one vote	One vote
Common stock, shares issued (in shares)		0	1,857,799
Common stock, shares outstanding (in shares)		0	1,857,799
Class B Common Stock [Member]
Stockholders' Equity [Abstract]
Common stock, shares authorized (in shares)		20,000,000	20,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Common stock, shares issued (in shares)		10,350,000	10,350,000
Common stock, shares outstanding (in shares)		10,350,000	10,350,000
Number of shares subject to forfeiture (in shares)		1,350,000
Threshold outstanding shares (as percent)		20.00%
Founder Shares [Member] | Class A Common Stock [Member]
Stockholders' Equity [Abstract]
Stock conversion basis at time of business combination			1
Founder Shares [Member] | Class B Common Stock [Member]
Stockholders' Equity [Abstract]
Stock dividend issued (in shares)	1,725,000
Shares issued (in shares)	10,350,000
Number of shares subject to forfeiture (in shares)	1,350,000	1,350,000